Subsidiary Preferred Shares - Changes in value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in the value of subsidiary preferred shares [Roll Forward]
Beginning balance	$ 118,972
Ending balance	174,017	$ 118,972
Subsidiary Preferred Shares
Changes in the value of subsidiary preferred shares [Roll Forward]
Beginning balance	118,972	100,989
Issuance of new preferred shares	37,610	13,750
Increase in value of preferred shares measured at fair value	(8,362)	4,234
Conversion of convertible notes into preferred shares - non cash financing activity	25,797
Ending balance	$ 174,017	$ 118,972